Equity (Details Textual) - USD ($)			1 Months Ended							12 Months Ended
	Dec. 31, 2018	Oct. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	May 31, 2016	Nov. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 09, 2017
Disclosure of classes of share capital [line items]
Placement agent fees and other offering related expenses										$ 1,525,000	$ 1,306,000	$ 1,059,000
Public offering price per unit														$ 476.48
Description of warrants rights										During the reported year 343 thousand warrants, issued in July 2017, were exercised into 343 thousand shares for a consideration of USD 515 thousand. In addition, 484 thousand warrants, issued in July 2017, were exercised into 264 thousand shares on a cashless exercise, and an amount of USD 1,618 thousand was recorded to share premium against derivative liabilities.
Shares to service providers for services granted												669,100
Shares to service providers for services granted, value												$ 103,000
General and administrative expenses											6,333,000	$ 3,003,000	$ 1,509,000
Company issued securities, description	The Company's authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. Following the reverse share split, the Company's authorized share capital is 250,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.
Ordinary shares restricted stock units										$ 121,000
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Shares to service providers for services granted												33,455
Shares to service providers for services granted, value												$ 103,000
Ordinary shares of vested restricted stock units				496,533	496,533
Dexcel Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares to service providers for services granted								150,494
Shares to service providers for services granted, value								$ 500
Series A warrant [Member]
Disclosure of classes of share capital [line items]
Public offering issued by securities									3,158,900
Warrants to purchase shares of common stock							2,378,823
Shares to service providers for services granted												1,211,306
Proceeds from exercise of warrants												$ 302,000
Direct Offering [Member]
Disclosure of classes of share capital [line items]
Company funds raised						$ 3,500,000
Placement agent fees and other offering related expenses						$ 3,100,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Company funds raised			$ 8,100,000				$ 12,000,000
Placement agent fees and other offering related expenses			$ 7,400,000				$ 10,000,000
Public offering price							$ 3.40
Company issued securities, description							(i) 2,378,823 Class A units - comprised of 2,378,823 ADSs and 2,378,823 Series A warrants to purchase 2,378,823 ADSs, and (ii) 1,150,589 Class B units - comprised of 1,150,589 prefunded Series B warrants to purchase 1,150,589 ADSs and 1,150,589 Series A warrants to purchase 1,150,589 ADSs
ADS [Member]
Disclosure of classes of share capital [line items]
Concurrent private placement issued			3,260,000			2,431,746
Public offering price
Warrant exercise price			$ 2.80			$ 1.50	$ 4.08
Warrants to purchase shares of common stock			1,630,000			1,215,873	141,176
Adjusted value of warrants			$ 3,467,000
Shares to service providers for services granted		67,367
Shares to service providers for services granted, value		$ 150,000
General and administrative expenses										$ 54,000	96,000
Non-listed warrants			1,630,000			1,215,873
Issue of equity			$ 4,276,000								$ 2,174,000
Finance expenses			$ 301,000
ADS [Member] | Series A warrant [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price							$ 3.78
Warrants to purchase shares of common stock							2,378,823
ADS [Member] | Series B warrant [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price							$ 0.01